Basis of preparation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Basis Of Preparation [Line Items]
Minimum undiscounted forecast period for assessing future taxable profits	5 years
Threshold forecast period of recovery of tax losses	5 years
Portion of property, plant and equipment in total assets (as a percent)	23.90%	19.70%
Foreign exchange gain (loss)	€ 171	€ 272	€ 111
Operating profit
Disclosure of Basis Of Preparation [Line Items]
Foreign exchange gain (loss)	146	110	247
Financing costs
Disclosure of Basis Of Preparation [Line Items]
Foreign exchange gain (loss)	1	173	135
Income tax expense
Disclosure of Basis Of Preparation [Line Items]
Foreign exchange gain (loss)	€ 24	€ 11	€ 1
Land and buildings | Minimum [Member]
Disclosure of Basis Of Preparation [Line Items]
Lease term	5 years
Land and buildings | Maximum [Member]
Disclosure of Basis Of Preparation [Line Items]
Lease term	10 years